Filed with the U.S. Securities and Exchange Commission on August 28, 2020
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 982	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 984	[X]
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6872
Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019
It is proposed that this filing will become effective

immediately upon filing pursuant to paragraph (b)
[X]	on August 28, 2020 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 982 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended April 30, 2020, with respect to the Trust’s series: Logan Capital Large Cap Growth Fund, Logan Capital International Fund, Logan Capital Small Cap Growth Fund and Logan Capital Large Cap Core Fund.

Logan Capital Funds

Logan Capital Large Cap Growth Fund
Institutional Class	LGNGX
Investor Class	LGNHX

Logan Capital International Fund
Institutional Class	Not available for purchase
Investor Class	Not available for purchase

Logan Capital Small Cap Growth Fund
Institutional Class	Not available for purchase
Investor Class	Not available for purchase

Logan Capital Large Cap Core Fund
Institutional Class	Not available for purchase
Investor Class	Not available for purchase
(Each a “Fund,” collectively the “Funds”)
PROSPECTUS
August 28, 20 20

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically through the Funds’ website.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex and may apply to all Funds held through your financial intermediary.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Logan Capital Large Cap Growth Fund

Investment Objective
The Logan Capital Large Cap Growth Fund (the “Large Cap Growth Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)	0.74%	0.74%
Shareholder Servicing Plan Fee	0.10%	0.10%
Total Annual Fund Operating Expenses	1.39%	1.64%
Less: Fee Waiver(1)	-0.15%	-0.15%
Total Annual Fund Operating Expenses After Fee Waiver	1.24%	1.49%

(1)
The Advisor has contractually agreed to waive a portion or all of its management fees and pay Large Cap Growth Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short , extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 1.14% of average daily net assets of the Fund (the “Expense Cap ”). The Expense Cap will remain in effect through at least August 27, 2021 , and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$126	$425	$746	$1,656
Investor Class	$152	$503	$878	$1,931

Portfolio Turnover
The Large Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Logan Capital’s Large Cap Growth investment philosophy is based on the belief that earnings growth ultimately drives stock prices. Our investment process seeks to identify companies that have the ability to generate sustainable and durable long-term earnings growth. Our goal is to invest in U.S. companies that have outstanding earnings growth due to factors such as superior pricing power, distribution channels, management, etc. The companies in the portfolio are selected for their innovative thinking which often results in a captive market for their service or product. We are patient, long-term growth investors, which means we will often hold through earnings setbacks that we believe are short-term in nature as long as the fundamentals indicate that a resumption in earnings growth is probable.

Under normal market conditions, the Large Cap Growth Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities. The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges. For purposes of the Fund’s investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 1000® Index. As of the most recent reconstitution on June 30, 2020, companies in the Russell 1000 ® Index had market capitalizations ranging from $557 million to $1.58 trillion. Equity securities in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (“ADRs”), rights and warrants, and may include securities of companies that are offered pursuant to an initial public offering (“IPO”). From time to time, the Fund may be invested significantly in securities of companies in the same economic sector. For example, as of April 30, 2020, 40.07% of the Fund’s net assets were invested in securities within the information technology sector.

The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including exchange-traded funds (“ETFs”), and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

The Large Cap Growth Fund’s investment process is “bottom up” and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real gross domestic product (“GDP”) growth, short and long-term interest rates, yield curve, inflation, U.S. Federal Reserve Board actions, productivity gains and corporate cash flow.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)
Technical Analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend. Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

The Advisor may sell a position when it no longer qualifies for purchase under at least two of the three independent components.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Large Cap Growth Fund. The following risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Large Cap Growth Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Large Cap Growth Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Large Cap Growth Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Management Risk. The Large Cap Growth Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

•
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

•
Foreign Securities and Emerging Markets Risk . Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Large Cap Growth Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. Emerging markets are more volatile than the markets of developed countries.

•
Depositary Receipt Risk. The Large Cap Growth Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Investment Company Risk . When the Large Cap Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Large Cap Growth Fund also will incur brokerage costs when it purchases ETFs.

•
Options Risk . Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•
Short Sales Risk . A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Large Cap Growth Fund will realize a loss. The risk on a short sale is unlimited because the Large Cap Growth Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Large Cap Growth Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if securities of companies in such a sector comprised a lesser portion of the Large Cap Growth Fund’s portfolio.

•
Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Performance
The following information provides some indication of the risks of investing in the Large Cap Growth Fund. The bar chart shows the annual return for the Fund’s Institutional Class shares from year to year. The table shows how the Fund’s Institutional Class and Investor Class average annual returns for one year, five years and since inception compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Calendar Year Total Return as of December 31 – Institutional Class*

*	The Large Cap Growth Fund’s year-to-date return as of June 30, 2020 was 6.79% .

Highest Quarterly Return	Q1: 2019	22.40%
Lowest Quarterly Return	Q4: 2018	-19.31%

Average Annual Total Returns (For the periods ended December 31, 2019)	1 Year	5 Years	Since Inception (6/28/2012)
Institutional Class
Return Before Taxes	39.12%	13.77%	15.17%
Return After Taxes on Distributions	38.98%	13.57%	15.00%
Return After Taxes on Distributions and Sale of Fund Shares	23.25%	11.03%	12.56%
Investor Class
Return Before Taxes	38.74%	13.50%	14.89%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	36.39%	14.63%	16.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.

Management

Investment Advisor	Portfolio Managers	Managed the Fund Since:
Logan Capital Management, Inc.	Al Besse, Principal Stephen S. Lee, Principal Dana H. Stewardson, Principal	2012 2012 2012

Purchase and Sale of Fund Shares
You may purchase or redeem Large Cap Growth Fund shares on any business day by written request via mail (Logan Capital Large Cap Growth Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-215-1200, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
All Accounts	$100,000	$50
Investor Class
Regular	$5,000	$50
Automatic Investment Plan	$5,000	$50
Coverdell Accounts	$2,000	$50
Retirement Accounts	$1,000	$50

Tax Information
The Large Cap Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Large Cap Growth Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Logan Capital International Fund

Investment Objective
The Logan Capital International Fund (the “International Fund”) seeks long term growth of capital and income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)(1)	2.37%	2.37%
Shareholder Servicing Plan Fee	0.10%	0.10%
Total Annual Fund Operating Expenses	3.07%	3.32%
Less: Fee Waiver and Expense Reimbursement(2)	-1.82%	-1.82%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%	1.50%

(1)	Other expenses are based on estimated International Fund expenses for the current fiscal year.

(2)
Logan Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay International Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short , extraordinary expenses , Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 1.15% of average daily net assets of the Fund (the “Expense Cap ”). The Expense Cap will remain in effect through at least August 27, 2021, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap .

Example
This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$127	$777
Investor Class	$153	$851

Portfolio Turnover
The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has not yet commenced operations, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies of the Fund
Under normal market conditions, the International Fund will invest primarily in equity securities of dividend paying companies generally with market capitalizations of at least $10 billion at the time of purchase and domiciled in developed markets outside of the United States. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. Foreign securities are determined to be “foreign” on the basis of an issuer’s domicile or location of headquarters (as determined by the Advisor’s data sources). The Fund may invest up to 20% of its total assets in the securities of issuers determined by the Advisor to be in developing or emerging market countries. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

The International Fund employs a bottom-up, disciplined investment process that focuses on stocks with high dividend yields and a longer-term investment horizon. The buy discipline seeks to screen from a universe of approximately 1,000 ADRs and U.S. listed shares of foreign corporations. Factors used to screen these companies include, but are not limited to, market capitalization (must generally be $10 billion or greater), dividend yield, cash flow and debt/total capital ratio. Once the screen identifies companies to be considered for purchase, the portfolio is constructed with consideration given to economic sector and country weightings. The economic sector weighting currently seeks to represent a majority of MSCI EAFE Index sectors and the country weighting currently seeks to represent at least ten countries. The Advisor may adjust these criteria at any time at its discretion. The Advisor may sell a position when it no longer qualifies for purchase under the buy discipline.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the International Fund. The following risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the International Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The International Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the International Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Management Risk. The International Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

•
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Foreign Securities and Emerging Markets Risk .  Foreign investments are subject to special risks.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the International Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  Emerging markets are more volatile than the markets of developed countries.

•
Depositary Receipt Risk. The International Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
New Fund Risk. The International Fund is new with no operating history and there can be no assurance that the International Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the International Fund.

•
Investment Company Risk.  When the International Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The International Fund also will incur brokerage costs when it purchases ETFs.

•
Options Risk.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Initial Public Offering Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•
Short Sales Risk. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the International Fund will realize a loss. The risk on a short sale is unlimited because the International Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

Performance
When the International Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Management

Investment Advisor	Portfolio Managers
Logan Capital Management, Inc.	Richard E. Buchwald, Managing Director

Purchase and Sale of Fund Shares
The International Fund is not currently being offered for sale to investors. You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Logan Capital International Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-215-1200, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
All Accounts	$100,000	$50
Investor Class
Regular	$5,000	$50
Automatic Investment Plan	$5,000	$50
Coverdell Accounts	$2,000	$50
Retirement Accounts	$1,000	$50

Tax Information
The International Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the International Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Logan Capital Small Cap Growth Fund

Investment Objective
The Logan Capital Small Cap Growth Fund (the “Small Cap Growth Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)(1)	2.37%	2.37%
Shareholder Servicing Plan Fee	0.10%	0.10%
Total Annual Fund Operating Expenses	3.17%	3.42%
Less: Fee Waiver and Expense Reimbursement(2)	-1.92%	-1.92%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%	1.50%

(1)	Other expenses are based on estimated Small Cap Growth Fund expenses for the current fiscal year.

(2)
Logan Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Small Cap Growth Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, extraordinary expenses , Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 1.15% of average daily net assets of the Fund (the “Expense Cap ”). The Expense Cap will remain in effect through at least August 27, 2021, and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap .

Example
This Example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$127	$797
Investor Class	$153	$872

Portfolio Turnover
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has not yet commenced operations, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies of the Fund
Logan Capital’s Small Cap Growth investment philosophy is based on the belief that earnings growth ultimately drives stock prices. Our investment process seeks to identify companies that have the ability to generate sustainable and durable long-term earnings growth. Our goal is to invest in U.S. companies that have outstanding earnings growth due to factors such as superior pricing power, distribution channels, management, etc. The companies in the portfolio are selected for their innovative thinking which often results in a captive market for their service or product. We are patient, long-term growth investors, which means we will often hold through earnings setbacks that we believe are short-term in nature as long as the fundamentals indicate that a resumption in earnings growth is probable.

Under normal market conditions, the Small Cap Growth Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small capitalization equity securities. The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges. For purposes of the Fund’s investments, small capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 2000® Growth Index. As of the most recent reconstitution on June 30, 20 20, companies in the Russell 2000® Growth Index had market capitalizations ranging from $41 million to $5.7 billion. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

The Small Cap Growth Fund’s investment process is “bottom up” and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real gross domestic product (“GDP”) growth, short and long-term interest rates, yield curve, inflation, Federal Reserve Board actions, productivity gains and corporate cash flow.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)
Technical analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend. Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

The Advisor may sell a position when it no longer qualifies for purchase under at least two of the three independent components.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Small Cap Growth Fund. The following risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Small Cap Growth Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Small Cap Growth Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Small Cap Growth Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Management Risk. The Small Cap Growth Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

•
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•
Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

•
Foreign Securities and Emerging Markets Risk . Foreign investments are subject to special risks. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Small Cap Growth Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. Emerging markets are more volatile than the markets of developed countries.

•
Depositary Receipt Risk. The Small Cap Growth Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
New Fund Risk. The Small Cap Growth Fund is new with no operating history and there can be no assurance that the Small Cap Growth Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Small Cap Growth Fund.

•
Investment Company Risk .  When the Small Cap Growth Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Small Cap Growth Fund also will incur brokerage costs when it purchases ETFs.

•
Options Risk . Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Initial Public Offering Risk. The risk exists that the market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•
Short Sales Risk . A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Small Cap Growth Fund will realize a loss. The risk on a short sale is unlimited because the Small Cap Growth Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

Performance
When the Small Cap Growth Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Management

Investment Advisor	Portfolio Managers
Logan Capital Management, Inc.	Al Besse, Principal Stephen S. Lee, Principal Dana H. Stewardson, Principal

Purchase and Sale of Fund Shares
The Small Cap Growth Fund is not currently being offered for sale to investors. You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Logan Capital Small Cap Growth Fund,
c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-215-1200, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
All Accounts	$100,000	$50
Investor Class
Regular	$5,000	$50
Automatic Investment Plan	$5,000	$50
Coverdell Accounts	$2,000	$50
Retirement Accounts	$1,000	$50

Tax Information
The Small Cap Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Small Cap Growth Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Logan Capital Large Cap Core Fund

Investment Objective
The Logan Capital Large Cap Core Fund (the “Large Cap Core Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Core Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	Institutional Class	Investor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses (includes Shareholder Servicing Plan Fee)(1)	0.86%	0.86%
Shareholder Servicing Plan Fee	0.10%	0.10%
Total Annual Fund Operating Expenses	1.56%	1.81%
Less: Fee Waiver and Expense Reimbursement(2)	-0.31%	-0.31%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%	1.50%

(1)	Other expenses are based on estimated Large Cap Core Fund expenses for the current fiscal year.

(2)
Logan Capital Management, Inc. (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Large Cap Core Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 1.15% of average daily net assets of the Fund (the “Expense Cap ”). The Expense Cap will remain in effect through at least August 27, 2021 , and may be terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Large Cap Core Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$127	$462
Investor Class	$153	$539

Portfolio Turnover
The Large Cap Core Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Since the Fund has not yet commenced operations, it does not have any portfolio turnover as of the date of this Prospectus.

Principal Investment Strategies of the Fund
Under normal market conditions, the Large Cap Core Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities. The Fund expects to invest principally in securities that are traded on U.S. securities exchanges. For purposes of the Fund’s investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 1000® Index. As of the most recent reconstitution on June 30, 20 20 , companies in the Russell 1000® Index had market capitalizations ranging from $557 million to $1.58 trillion. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.

The Large Cap Core Fund will invest using two separately managed disciplined equity styles – growth (with a target of approximately 50% to 60% of the Fund’s net assets) and value (with a target of approximately 50% to 40% of the Fund’s net assets).

With respect to the growth style, the Fund’s investment process is “bottom up” and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors including, but not limited to, trends in real gross domestic product (“GDP”) growth, short and long-term interest rates, yield curve, inflation, Federal Reserve actions, productivity gains and corporate cash flow.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)
Technical analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend. Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

With respect to the value style, the Advisor seeks to identify financially stable, high dividend yielding companies. The buy discipline seeks to screen from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage, modest valuations and price volatility. The remaining companies are then further refined to include those companies with the highest dividend yield.

The Advisor may sell a position when it no longer qualifies for purchase under its respective buy discipline.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Fund. The following risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Large Cap Core Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Large Cap Core Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Large Cap Core Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Management Risk. The Large Cap Core Fund is an actively managed portfolio. The Advisor’s management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

•
Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

•
Value Style Investment Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Foreign Securities and Emerging Markets Risk .  Foreign investments are subject to special risks. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Large Cap Core Fund’s investments.  Securities markets of other countries are generally smaller than U.S. securities markets.  Emerging markets are more volatile than the markets of developed countries.

•
Depositary Receipt Risk. The Large Cap Core Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
New Fund Risk. The Large Cap Core Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Large Cap Core Fund.

•
Investment Company Risk .  When the Large Cap Core Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds.  The Large Cap Core Fund also will incur brokerage costs when it purchases ETFs.

•
Options Risk .  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.

•
Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

•
Short Sales Risk . A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Large Cap Core Fund will realize a loss. The risk on a short sale is unlimited because the Large Cap Core Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

Performance
When the Large Cap Core Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.logancapital.com/funds or by calling the Fund toll-free at 1-855-215-1200.

Management

Investment Advisor	Portfolio Managers
Logan Capital Management, Inc.	Al Besse, Principal Stephen S. Lee, Principal Dana H. Stewardson, Principal Richard E. Buchwald, Managing Director William T. Fitzpatrick, Managing Director

Purchase and Sale of Fund Shares
The Large Cap Core Fund is not currently being offered for sale to investors. You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Logan Capital Large Cap Core Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-215-1200, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, redeem or exchange Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
All Accounts	$100,000	$50
Investor Class
Regular	$5,000	$50
Automatic Investment Plan	$5,000	$50
Coverdell Accounts	$2,000	$50
Retirement Accounts	$1,000	$50

Tax Information
The Large Cap Core Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Large Cap Core Fund through a broker-dealer or other financial intermediary, the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Principal Investment Strategies

Logan Capital Large Cap Growth Fund

Logan Capital’s large cap growth investment philosophy is based on the belief that earnings growth ultimately drives stock prices. Our investment process seeks to identify companies that have the ability to generate sustainable and durable long-term earnings growth. Our goal is to invest in U.S. companies that have outstanding earnings growth due to factors such as superior pricing power, distribution channels, management, etc. The companies in the portfolio are selected for their innovative thinking which often results in a captive market for their service or product. We are patient, long-term growth investors, which means we will often hold through earnings setbacks that we believe are short-term in nature as long as the fundamentals indicate that a resumption in earnings growth is probable.

Under normal market conditions, the Large Cap Growth Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities. The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges. For purposes of the Fund’s investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 1000® Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the market. The Russell 1000® Index is reconstituted from time to time. As of the most recent reconstitution on June 30, 20 20, companies in the Russell 1000® Index had market capitalizations ranging from $557  million to $1.58  trillion. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs.From time to time, the Fund may be invested significantly in securities of companies in the same economic sector. For example, as of April 30, 20 20 , 40.07% of the Fund’s net assets were invested in securities within the information technology sector.

The Large Cap Growth Fund’s investment process is “bottom up” and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors, including but not limited to, GDP growth, short and long-term interest rates, yield curve, inflation, Federal Reserve Board actions, productivity gains and corporate cash flow. Certain industries or sectors may be avoided as a result of this analysis.

2)
Fundamental analysis – The Advisor’s proprietary ranking and screening tools are used to assign a score, based on a number of factors, to a broad universe of stocks. Factors considered include, but are not limited to, long term earnings per share growth, price earnings growth, return on equity, price momentum, etc. Additional fundamental analysis examines factors such as market expansion opportunities, market dominance and/or pricing power, significant barriers to entry, balance sheet strength, etc.

3)
Technical analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend. Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

The Advisor may sell a position when it no longer qualifies for purchase under at least two of the three independent components.

Logan Capital International Fund

The International Fund is not currently being offered for sale to investors.

Under normal market conditions, the International Fund will invest primarily in equity securities of dividend paying foreign companies generally with market capitalizations of at least $10 billion at the time of purchase and domiciled in developed markets outside of the United States. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. Foreign securities are determined to be “foreign” on the basis of an issuer’s domicile or location of headquarters (as determined by the Advisor’s data sources). The Fund may invest up to 20% of its total assets in the securities of issuers determined by the Advisor to be in developing or emerging market countries. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. The Fund may also sell securities short with respect to 10% of its total assets.

The International Fund employs a bottom-up disciplined investment process that focuses on stocks with high dividend yields and a longer-term investment horizon. The buy discipline seeks to screen from a universe of approximately 1,000 ADRs and U.S. listed shares of foreign corporations. Factors used to screen these companies include, but are not limited to, market capitalization (must generally be $10 billion or greater), dividend yield, cash flow and debt/total capital ratio. The objective of the screen is to reduce the universe to those companies which have the financial strength to sustain a dividend through all market environments and raise the dividend in favorable environments.

Once the screen identifies companies to be considered for purchase, the portfolio is constructed with consideration given to economic sector and country weightings. The economic sector weighting currently seeks to represent a majority of MSCI EAFE Index sectors; however, the number of sectors represented will ultimately depend on whether a sector has companies which meet the above criteria. The country weighting currently seeks to represent at least ten countries; however, a country’s representation will ultimate depend on whether that country has companies which meet the above criteria. The Advisor may adjust these criteria at any time at its discretion.

The Advisor may sell a position when it no longer qualifies for purchase under the buy discipline.

Logan Capital Small Cap Growth Fund

The Small Cap Growth Fund is not currently being offered for sale to investors.

Logan Capital’s Small Cap Growth investment philosophy is based on the belief that earnings growth ultimately drives stock prices. Our investment process seeks to identify companies that have the ability to generate sustainable and durable long-term earnings growth. Our goal is to invest in U.S. companies that have outstanding earnings growth due to factors such as superior pricing power, distribution channels, management, etc. The companies in the portfolio are selected for their innovative thinking which often results in a captive market for their service or product. We are patient, long-term growth investors, which means we will often hold through earnings setbacks that we believe are short-term in nature as long as the fundamentals indicate that a resumption in earnings growth is probable.

Under normal market conditions, the Small Cap Growth Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in small capitalization equity securities. The Fund expects to invest principally in equity securities that are traded on U.S. securities exchanges. For purposes of the Fund’s investments, small capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 2000® Growth Index, an unmanaged, market value weighted index, which measures performance of the small-cap growth segment of the U.S. equity universe. The Russell 2000® Growth Index is reconstituted from time to time. As of the most recent reconstitution on June 30, 20 20 , companies in the Russell 2000® Growth Index had market capitalizations ranging from $41  million to $5.7  billion. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. Investments in other investment companies and ETFs that invest at least 80% of their net assets in small capitalization equity securities will be included in the Fund’s 80% test. The Fund may also sell securities short with respect to 10% of its total assets.

The Small Cap Growth Fund’s investment process is “bottom up” and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors, including but not limited to, GDP growth, short and long-term interest rates, yield curve, inflation, Federal Reserve Board actions, productivity gains and corporate cash flow. Certain industries or sectors may be avoided as a result of this analysis.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)
Technical analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend. Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

The Advisor may sell a position when it no longer qualifies for purchase under at least two of the three independent components.

Logan Capital Large Cap Core Fund

The Large Cap Core Fund is not currently being offered for sale to investors.

Under normal market conditions, the Large Cap Core Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in large capitalization equity securities. The Fund expects to invest principally in securities that are traded on U.S. securities exchanges. For purposes of the Fund’s investments, large capitalization securities are those whose market capitalization at the time of purchase falls within the range of the Russell 1000® Index, an unmanaged, market value weighted index, which measures performance of approximately 1,000 of the largest companies in the market. The Russell 1000® Index is reconstituted from time to time. As of the most recent reconstitution on June 30, 20 20 , companies in the Russell 1000® Index had market capitalizations ranging from $557  million to $1.58  trillion. Equity securities in which the Fund may invest include common stocks, preferred stocks, ADRs, rights and warrants, and may include securities of companies that are offered pursuant to an IPO. The Fund may invest up to 20% of its total assets in securities of foreign issuers, including issuers in emerging markets. Additionally, the Fund may invest up to 15% of its total assets in other investment companies, including

ETFs, and may purchase and sell options on equities and stock indices with respect to 10% of its total assets. Investments in other investment companies and ETFs that invest at least 80% of their net assets in large capitalization equity securities will be included in the Fund’s 80% test. The Fund may also sell securities short with respect to 10% of its total assets.

The Large Cap Core Fund will invest using two separately managed disciplined equity styles – growth (with a target of approximately 50% to 60% of the Fund’s net assets) and value (with a target of approximately 50% to 40% of the Fund’s net assets).

With respect to the growth style, the Fund’s investment process is “bottom up” and focused on superior security selection. The investment team utilizes a three-component process that includes top-down macroeconomic analysis, fundamental research and technical analysis. For a stock to be eligible for portfolio inclusion, it must pass all three independent components of this process.

1)
Macroeconomic analysis – To aid in security selection, the Advisor begins by analyzing macroeconomic factors, including but not limited to, GDP growth, short and long-term interest rates, yield curve, inflation, Federal Reserve Board actions, productivity gains and corporate cash flow. Certain industries or sectors may be avoided as a result of this analysis.

2)
Fundamental analysis – Investment ideas are generated utilizing the Advisor’s proprietary ranking and screening tool which assigns a score, based on a number of factors, to a broad universe of stocks, giving the Advisor an advantage when evaluating new opportunities. Factors considered include, but are not limited to, market expansion opportunities, market dominance and/or pricing power, significant barriers to entry and a strong balance sheet.

3)
Technical analysis – An evaluation that examines a stock’s pricing behavior and chart patterns to determine an uptrend or downtrend. Factors considered include, but are not limited to, relative performance as compared to the peer group and the overall market, historically significant price patterns, support and resistance levels and overbought and oversold levels.

With respect to the value style, the Advisor seeks to identify financially stable, high dividend yielding companies. The buy discipline seeks to screen from a universe of all stocks traded on U.S. exchanges. Factors used to screen these companies include, but are not limited to, market capitalization, cash flow, financial leverage, modest valuations and price volatility. The remaining companies are then further refined to include those companies with the highest dividend yield.

The Advisor may sell a position when it no longer qualifies for purchase under its respective buy discipline.

Applicable to All Funds – Cash and Cash Equivalent Holdings
Each Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities, money market mutual funds and money market instruments due to a lack of suitable investment opportunities or for temporary defensive purposes in response to adverse market, economic, political or other conditions. This may result in a Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result.

To the extent that a Fund uses a money market fund or an ETF for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s or ETF’s management fees and operational expenses.

Principal Risks
The principal risks of investing in the Funds that may adversely affect each Fund’s net asset value (“NAV”) or total return were previously summarized and are discussed in more detail below. There can be no assurance that the Funds will achieve their investment objectives.

Risks Applicable to All Funds

Management Risk. Management risk describes a Fund’s ability to meet investment objectives based on the Advisor’s success or failure at implementing investment strategies for the Fund. The value of your investment is subject to the effectiveness of the Advisor’s research, analysis, asset allocation among portfolio securities and ability to identify a stock’s appreciation potential. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by each Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which each Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and each Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Equity Securities Risk. Each Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money. The equity securities held by a Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment. This fluctuation may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Investment Company Risk. If a Fund invests in shares of another mutual fund, shareholders will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs. Furthermore, investments in other mutual funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.

When a Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds. Many ETFs seek to replicate a specific benchmark index. However, an ETF may not fully replicate the performance of its benchmark index for many reasons. These reasons include the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Depositary Receipt Risk. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Foreign Securities and Emerging Markets Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect a Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of a Fund’s investments.

Foreign securities are also subject to higher political, social and economic risks. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

In addition, each Fund may invest in emerging markets. Emerging markets are those of countries with immature economic and political structures. These markets are more volatile than the markets of developed countries.

Options Risk. Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, a Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. A Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

Short Sales Risk. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, a Fund will realize a loss. The risk on a short sale is unlimited because a Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. A Fund would also incur increased transaction costs associated with selling securities short. In addition, if a Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). A Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, a Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or liquid assets in a segregated account to cover a Fund’s short sale obligations, the Fund may earmark cash or liquid assets on the Fund’s records or hold offsetting positions.

Risk Applicable to the International Fund, Small Cap Growth Fund, and Large Cap Core Fund

New Fund Risk. The International Fund, Small Cap Growth Fund and Large Cap Core Fund are new with no operating history. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. The Board can liquidate a Fund without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Risk Applicable to the Large Cap Growth Fund, Small Cap Growth Fund and Large Cap Core Fund

Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general. Thus, a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising or falling in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

Risk Applicable to the Large Cap Growth Fund, Large Cap Core Fund and International Fund

Large-Cap Companies Risk. The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Risk Applicable to the Large Cap Core Fund Only

Value Style Investment Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Risk Applicable to the Large Cap Growth Fund Only

Sector Emphasis Risk. The Advisor’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Funds investing significant amounts of its portfolio in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of the Fund’s portfolio.

Technology Sector Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for information technology companies in foreign markets.

Risk Applicable to the Small Cap Growth Fund Only

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Part F of Form N-PORT. The annual and semi-annual reports are available by contacting the Logan Capital Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-855-215-1200 and on the SEC’s website at www.sec.gov. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUNDS

Investment Advisor
Logan Capital Management, Inc., is the Funds’ investment advisor and is located at 3843 West Chester Pike, Suite 150, Newtown Square, Pennsylvania 19073 , is a privately owned Pennsylvania corporation that became an SEC registered investment adviser in January 1994. The Advisor offers customized portfolio management to institutional and private investors. The Advisor’s clients include insurance companies, charitable institutions, retirement plans and private investors.

The Advisor is responsible for the day-to-day management of the Funds in accordance with each Fund’s investment objective and policies. The Advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement. For such services, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Large Cap Growth Fund	0.65%
International Fund	0.70%
Small Cap Growth Fund	0.80%
Large Cap Core Fund	0.70%

For the fiscal year ended April 30, 20 20 , the Advisor received management fees of 0.60% of the Large Cap Growth Fund’s average daily net assets, after taking into account the Expense Caps. A discussion regarding the basis of the Board’s approval of the investment advisory agreement is available in the Funds’ annual report to shareholders for the fiscal year ended April 30, 20 20 .

The Advisor’s Portfolio Managers

Al Besse – Principal
Mr. Besse is a founding partner and portfolio manager for the Advisor, which was founded in 1993, and serves as President. Mr. Besse is a Portfolio Manager for the Large Cap Growth Fund, Small Cap Growth Fund, and Large Cap Core Fund. As a member of the investment team, he is responsible for the Advisor’s technical analysis effort. He has been in the investment business since 1984. Mr. Besse is a graduate of Haverford College (BA) and The Wharton School of the University of Pennsylvania (MBA).

Stephen S. Lee – Principal
Mr. Lee is a founding partner and portfolio manager of the Advisor which was founded in 1993. Mr. Lee is a Portfolio Manager for the Large Cap Growth Fund, Small Cap Growth Fund, and Large Cap Core Fund. Mr. Lee is a member of the investment team and also oversees portfolios for institutional and private clients. Mr. Lee graduated from Lehigh University in 1990 with a B.S. in Accounting. He holds FINRA Series 7, 24, 63 and 65 licenses.

Dana H. Stewardson – Principal
Mr. Stewardson is a founding partner, portfolio manager and a member of the growth equity investment team for the Advisor, which was founded in 1993. Mr. Stewardson is a Portfolio Manager for the Large Cap Growth Fund, Small Cap Growth Fund, and Large Cap Core Fund. He has been in the investment business since 1986. Mr. Stewardson is a graduate of Ohio Wesleyan University (BA) and is a member of The Financial Analysts of Philadelphia.

Richard E. Buchwald, CFA – Managing Director
Mr. Buchwald has more than 27 years of investment management and investment banking experience. Mr. Buchwald is a Portfolio Manager for the International Fund, and Large Cap Core Fund. He is a co-developer and manager of the proprietary Logan Concentrated Value equity product and has been with the Advisor since 2000. Mr. Buchwald has an MBA degree from the New York University Graduate School of Business Administration and an undergraduate degree from The Wharton School of The University of Pennsylvania.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their ownership of securities in the Funds.

Fund Expenses
Each Fund is responsible for its own operating expenses. However, the Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Funds to ensure that the Funds’ aggregate annual operating expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing plan fees, or any other class-specific expenses) do not exceed the following amounts as a percentage of each Fund’s average daily net assets, through at least August 27, 2021:

Expense Cap
Large Cap Growth Fund	1.14%
International Fund	1.15%
Small Cap Growth Fund	1.15%
Large Cap Core Fund	1.15%

The term of each Fund’s operating expenses limitation agreement, subject to its annual approval by the Board, is indefinite, and it can only be terminated by the Board. The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the the reimbursement) will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

SHAREHOLDER INFORMATION

Description of Share Classes
The Trust has adopted a multiple class plan that allows the Funds to offer one or more classes of shares. The Funds have registered two classes of shares – Institutional Class shares and Investor Class shares. The different classes of shares represent investments in the same portfolio of securities. Neither share class charges a front-end sales charge or a contingent deferred sales charge.

•
Institutional Class shares have no Rule 12b-1 distribution and service fee but are charged a 0.10% shareholder servicing plan fee. The Institutional Class shares have a higher minimum initial investment than Investor Class shares.

•	Investor Class shares are charged a 0.25% Rule 12b-1 distribution and service fee and a 0.10% shareholder servicing plan fee.

Pricing of Fund Shares
Shares of the Funds are sold at NAV per share, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.

However, a Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests. The NAV is the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV). NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share). The NAV takes into account the expenses and fees of a Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.

Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAV per share. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV per share in advance of the time the NAV per share is calculated. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

How to Buy Shares
The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Institutional Class
All Accounts	$100,000	$50
Investor Class
Regular	$5,000	$50
Automatic Investment Plan	$5,000	$50
Coverdell Accounts	$2,000	$50
Retirement Accounts	$1,000	$50

The Funds’ minimum investment requirements may be waived from time to time by the Advisor, and for the following types of shareholders:

•
current and retired employees, directors/trustees and officers of the Trust, the Advisor and its affiliates and certain family members of each of them (i.e., spouse, domestic partner, child, parent, sibling, grandchild and grandparent, in each case including in-law, step and adoptive relationships);

•	any trust, pension, profit sharing or other benefit plan for current and retired employees, directors/trustees and officers of the Advisor and its affiliates;

•
current employees of the Transfer Agent, broker-dealers who act as selling agents for the Funds, intermediaries that have marketing agreements in place with the Advisor and the immediate family members of any of them;

•	existing clients of the Advisor, their employees and immediate family members of such employees;

•	sponsors of investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based programs;

•	registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds ; and

•	qualified broker-dealers who have entered into an agreement with the Funds’ distributor.

You may purchase shares of the Funds by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network or through a bank or through one or more brokers authorized by the Funds to receive purchase orders. Please use the appropriate account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Funds, you may call a customer service representative of the Funds toll-free at 1‑855‑215‑1200. The Funds reserve the right to reject any purchase order. For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large that it would disrupt the management of the Funds. Orders may also be rejected from persons believed by the Funds to be “market timers.”

All purchase checks must be in U.S. dollars drawn on a domestic financial institution. The Funds will not accept payment in cash or money orders. To prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks or any conditional order or payment.

To buy shares of the Funds, complete an account application and send it together with your check for the amount you wish to invest in the Funds to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”). All subsequent purchase requests must include the Fund name and your shareholder account number. If you do not have the stub from your account statement, include your name, address, Fund name and account number on a separate piece of paper. If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. You may also be responsible for any loss sustained by the Funds.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you must provide your full name, date of birth, social security number and permanent street address. If you are opening the accounts in the name of a legal entity (e.g. partnership, limited liability company, business trust, corporation, etc.) you must provide the identity of the beneficial owners. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 1-855-215-1200 if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States. The Trust generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to the Logan Capital Funds, to the Transfer Agent at the following address:

Logan Capital Funds
[Name of Fund]
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send an account application via overnight delivery to a United States Postal Service post office box. If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

Logan Capital Funds
[Name of Fund]
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Purchasing Shares by Telephone
Unless you declined telephone options on your account application and if your account has been open for seven business days, you may purchase additional shares by calling the Funds toll-free at 1-855-215-1200. You may not make your initial purchase of the Funds shares by telephone. Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network. You must have banking information established on your account prior to making a telephone purchase. Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions. If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the price next calculated. For security reasons, requests by telephone may be recorded. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular treading on the NYSE (generally 4:00 p.m., Eastern Time).

Purchasing Shares by Wire
If you are making your initial investment in the Funds, the Transfer Agent must have previously received a completed account application before you can send in your wire purchase. You can mail or deliver overnight your account application to the Transfer Agent at the above address. Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf. Once your account is established, you may instruct your bank to send the wire. Your bank must include the name of the Fund(s), your name and your account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: [Name of Fund]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire transactions. If you have questions about how to invest by wire, you may call the Transfer Agent at 1-855-215-1200. Your bank may charge you a fee for sending a wire payment to the Funds.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing. Neither the Funds nor U.S. Bank N.A. is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases of shares of the Funds at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Funds, on a monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the ACH network. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-855-215-1200 if you have any questions. Any request to change or terminate your AIP should be submitted to the Transfer Agent by telephone or in writing at least five business days prior to the automatic investment date.

Retirement Accounts
The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-855-215-1200 for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold Federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA and other retirement accounts may be redeemed by telephone at 1-855-215-1200. Investors will be asked whether or not to withhold taxes from any distribution.

Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Funds through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with the Funds to sell their shares. When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Funds. Brokers may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on a Fund’s behalf. An order is deemed to be received when a Fund, a Broker or, if applicable, a Broker’s authorized designee accepts the order. The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records. The Advisor may pay the Broker for maintaining these records as well as providing other shareholder services. The Broker may charge you a fee for handling your order. The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

How to Sell Shares
You may sell (redeem) your Funds shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your financial intermediary.

Payment of Redemption Proceeds
As indicated below, you may receive proceeds of your sale in a check, ACH, or federal wire transfer. The Funds typically expect that it will take one to three days following the receipt of your redemption request to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The Funds may delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds. Additionally, if you did not purchase your shares with a wire payment, the Funds may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your payment has cleared, whichever occurs first.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in unusual market conditions.

The Funds reserve the right to redeem in-kind as described under “Redemption “In-Kind” below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind will typically only be used during unusual market conditions.

In Writing
You may redeem your shares by simply sending a written request to the Transfer Agent. You should provide your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary. No redemption requests will become effective until all documents have been received in good order by the Transfer Agent. “Good order” means your redemption request includes: (1) the name of the Fund, (2) the number of shares or dollar amount to be redeemed, (3) the account number and (4) signatures by all of the shareholders whose names appear on the account registration. Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. You should send your redemption request to:

Regular Mail	Overnight Express Mail
Logan Capital Funds	Logan Capital Funds
[Name of Fund]	[Name of Fund]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

NOTE:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s office.

By Telephone
Unless you declined telephone options on your account application, you may redeem your shares, up to $100,000, by calling the Transfer Agent at 1-855-215-1200 before the close of trading on the NYSE (which is generally 4:00 p.m., Eastern Time). All requests received by the Fund in good order after the close of the regular trading session of the NYSE (generally 4:00 p.m.; Eastern Time) will usually be processed on the next business day. Redemptions can be sent via mail to the address on record or can be sent through the ACH network using the bank instructions previously established for your account. There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three business days after the redemption request was received. Additionally, you may also request a wire redemption to your pre-established bank account. The minimum amount that may be wired is $1,000. Wires are subject to a fee; currently $15, and are deducted from your redemption proceeds for full or share-specific redemptions. In the case of a partial redemption, the fee will be deducted from the remaining account balance. Funds are typically wired to your bank account on the next business day. Please note that telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-855-215-1200 for instructions.

You may encounter higher than usual call wait times during periods of high market activity. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above. Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time).

Systematic Withdrawal Plan
As another convenience, you may redeem a Fund’s shares through the Systematic Withdrawal Plan (“SWP”). Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis. In order to participate in the SWP, your account balance must be at least $50,000 and each withdrawal amount must be for a minimum of $500. If you elect this method of redemption, the Funds will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network. For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account. The SWP may be terminated at any time by the Funds. You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five calendar days before the next scheduled withdrawal at:

Regular Mail	Overnight Express Mail
Logan Capital Funds	Logan Capital Funds
[Name of Fund]	[Name of Fund]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. To establish a SWP, an investor must complete the appropriate sections of the account application. For additional information on the SWP, please call the Transfer Agent at 1-855-215-1200.

Redemption “In-Kind”
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”). It is not expected that the Funds would do so except during unusual market conditions. If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. A redemption, whether in cash or in-kind, is a taxable event for you. See the SAI for further information about the terms of these purchases and redemptions.

Other Information about Redemptions
The Funds may redeem the shares in your account if the value of your account is less than $25,000 for Institutional Class shares or $4,000 for Investor Class shares as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than the applicable amount described above before the Funds make an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least the applicable amount described above before the Funds take any action.

Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	When ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and/or

•	For all redemptions in excess of $100,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Conversion Feature
If consistent with your financial intermediary’s program, Investor Class shares of a Logan Capital Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, or (ii) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Institutional Class shares of the same Logan Capital Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund. Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund. Please contact your financial intermediary about any fees that it may charge. A conversion from Investor Class shares of a Fund to Institutional Class shares of the same Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Funds may make an additional payment of dividends or distributions of capital gains if it deems it desirable at any other time of the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash. Dividends will be taxable whether received in cash or in additional shares.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at a Fund’s current NAV per share, and to reinvest all subsequent distributions. If you wish to change your distribution option, notify the Transfer Agent in writing or by telephone at 1-855-215-1200 at least five (5) days in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by the Funds has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution. You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in an economic sense, a partial return of capital to you.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Funds. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. Each Fund may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance or whether the shareholder has conducted four round trip transactions within a 12-month period. The Funds take steps to reduce the frequency and effect of these activities in the Funds. These steps include imposing a redemption fee, monitoring trading practices and using fair value pricing. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Funds makes efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Funds seek to exercise their judgment in implementing these tools to the best of its abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees. The Funds charge a 1.00% redemption fee on the redemption of Fund shares held for 180 days or less. This fee (which is paid into the Funds) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. Since an exchange is a redemption of one Fund and a purchase of another, exchange transactions between the Funds are subject to each Fund’s redemption fee. The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Funds for the benefit of its long-term shareholders. Redemption fees will not apply to shares acquired through the reinvestment of dividends. Although the Funds have the goal of applying the redemption fee to most redemptions, the redemption fee may not be assessed in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

The Funds’ redemption fee will not apply to broker wrap-fee program accounts. Additionally, the Funds’ redemption fee will not apply to the following types of transactions:

•	premature distributions from retirement accounts due to the disability or health of the shareholder;

•	minimum required distributions from retirement accounts;

•	redemptions resulting in the settlement of an estate due to the death of the shareholder;

•	shares acquired through reinvestment of distributions (dividends and capital gains); and

•	redemptions initiated through an automatic withdrawal plan.

Monitoring Trading Practices. The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Funds seek to act in a manner that it believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds’ distributor, Quasar Distributors, LLC, on behalf of the Funds, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce its market timing policies.

Fair Value Pricing. The Funds employ fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies. The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor to the Funds does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on judgment. Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board. There can be no assurance that the Funds will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s NAV is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV. Other types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

TAX CONSEQUENCES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each Fund will not be subject to federal income tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Each Fund typically makes distributions of dividends and capital gains. Dividends are taxable as ordinary income or, in some cases, qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares. The tax rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Generally none or only a small portion of the dividends paid to you as a result of the Funds’ investment in real estate investment trusts (“REITs”) is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates. The eligibility for qualified dividend tax rates depends on the underlying investments of a Fund. Some or all distributions may not be eligible for this preferential tax rate. A 3.8% surtax applies to net investment income, which generally includes dividends and capital gains from an investment in the Funds for individual shareholders with adjusted gross income over $200,000 for single filers and $250,000 for married joint filers. Although distributions generally are taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.

For taxable years beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S Corporation. For this purpose, “qualified business income” generally includes ordinary dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of a Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements, but do not permit any such deduction with respect to publicly traded partnerships.

By law, the Funds must withhold as backup withholding a percentage at a rate under section 3406 of the Code for U.S. residents, of your taxable distributions and redemption proceeds if you do not provide your correct Social Security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

If you sell or exchange your Fund shares, it is a taxable event for you. Depending on the purchase and sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction and your investment in the Funds. The Code limits the deductibility of capital losses in certain circumstances.

Additional information concerning taxation of the Funds and their shareholders is contained in the SAI. Tax consequences are not the primary consideration of the Funds in making investment decisions. You should consult your own tax adviser concerning federal, state and local taxation of distributions from the Funds.

DISTRIBUTION OF FUND SHARES

Distribution and Service (Rule 12b-1) Plan
The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Funds’ Investor Class shares to pay distribution and service fees for the sale, distribution and servicing of its shares. The plan provides for the payment of a distribution and service fee at the annual rate of 0.25% of average daily net assets of the Funds’ Investor Class shares. Because these fees are paid out of the Funds’ assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under a Shareholder Servicing Plan, each Fund will pay service fees of up to 0.10% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. As these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Service Fees – Other Payments to Third Parties
The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of the shares sold.

The Funds have policies and procedures in place for the monitoring of payments to broker-dealers and other financial intermediaries for distribution-related activities and the following non-distribution activities: sub-transfer agent, administrative, and other shareholder services.

General Policies
Some of the following policies are mentioned above. In general, the Funds reserve the right to:

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;

•
Reject any purchase request for any reason. Generally, the Funds will do this if the purchase is disruptive to the efficient management of a Fund (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below $25,000 for Institutional Class shares or $4,000 for Investor Class shares due to redemption activity. If, within 30 days of the Funds’ written request, you have not increased your account balance, you may be required to redeem your shares. The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV; and

•	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to a Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “How to Buy Shares.”

Your financial intermediary may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your financial intermediary for details.

Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Fund maintains a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account.  If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent toll-free at 1-855-215-1200 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Funds’ Mailings
Statements and reports that the Funds send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);

•	Annual and semi-annual shareholder reports (every six months); and

•	Quarterly account statements.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.

The Russell 1000 Growth® Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with each applicable Fund’s financial statements, are included in the annual report, which is available upon request. Financial highlights are not available at this time for the International Fund, the Small Cap Growth Fund, or the Large Cap Core Fund because the Funds had not yet commenced operations as of the date of this Prospectus.

Logan Capital Large Cap Growth Fund

For a share outstanding throughout each year

Investor Class		Year Ended April 30,
	2020	2019	2018	2017	2016
Net Asset Value – Beginning of Year	$25.17	$21.97	$18.27	$15.15	$15.79
Income from Investment Operations:
Net investment loss	(0.17)^	(0.15)^	(0.10)	(0.16)	(0.13)
Net realized and unrealized gain/(loss) on investments	0.90	3.90	3.80	3.28	(0.40)
Total from investment operations	0.73	3.75	3.70	3.12	(0.53)

Less Distributions:
Distributions from net realized gains	(0.11)	(0.55)	—	—	(0.11)
Total distributions	(0.11)	(0.55)	—	—	(0.11)
Redemption fees	0.02^	0.00^~	0.00~	0.00~	0.00~
Net Asset Value – End of Year	$25.81	$25.17	$21.97	$18.27	$15.15

Total Return	2.97%	17.67%	20.25%	20.59%	-3.38%

Ratios and Supplemental Data:
Net assets, end of year (thousands)	$9,253	$10,326	$8,971	$6,078	$5,319
Ratio of expenses to average net assets:
Before fee waivers	1.54%	1.58%	1.56%	1.76%	1.75%
After fee waivers	1.49%	1.49%	1.41%	1.49%	1.50%
Ratio of net investment loss to average net assets:
Before fee waivers	(0.71)%	(0.76)%	(0.82)%	(1.10)%	(1.16)%
After fee waivers	(0.66)%	(0.67)%	(0.67)%	(0.83)%	(0.91)%
Portfolio turnover rate	12%	7%	8%	9%	14%
^ Based on average shares outstanding.
~    Amounts is less than $0.01.

Logan Capital Large Cap Growth Fund Cont’d

For a share outstanding throughout each year

Institutional Class		Year Ended April 30,
	2020	2019	2018	2017	2016
Net Asset Value – Beginning of Year	$25.61	$22.29	$18.50	$15.30	$15.92
Income from Investment Operations:
Net investment loss	(0.10)^	(0.10)^	(0.10)	(0.10)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.91	3.97	3.89	3.30	(0.41)
Total from investment operations	0.81	3.87	3.79	3.20	(0.51)

Less Distributions:
Distributions from net realized gains	(0.11)	(0.55)	—	—	(0.11)
Total distributions	(0.11)	(0.55)	—	—	(0.11)
Net Asset Value – End of Year	$26.31	$25.61	$22.29	$18.50	$15.30

Total Return	3.15%	17.95%	20.49%	20.92%	-3.23%

Ratios and Supplemental Data:
Net assets, end of year (thousands)	$27,850	$24,936	$21,140	$17,551	$17,475
Ratio of expenses to average net assets:
Before fee waivers	1.29%	1.33%	1.39%	1.51%	1.50%
After fee waivers	1.24%	1.24%	1.24%	1.24%	1.25%
Ratio of net investment loss to average net assets:
Before fee waivers	(0.46)%	(0.51)%	(0.65)%	(0.85)%	(0.91)%
After fee waivers	(0.41)%	(0.42)%	(0.50)%	(0.58)%	(0.66)%
Portfolio turnover rate	12%	7%	8%	9%	14%
^ Based on average shares outstanding.

Investment Advisor
Logan Capital Management, Inc.
3843 West Chester Pike, Suite 150
Newtown Square, Pennsylvania 19073

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.logancapitalfunds.com . You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1‑855‑215‑1200 or by writing to:

Logan Capital Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC Investment Company Act file number is 811‑07959

Logan Capital Funds

Logan Capital Large Cap Growth Fund
Institutional Class	LGNGX
Investor Class	LGNHX

Logan Capital International Fund
Institutional Class	Not available for purchase
Investor Class	Not available for purchase

Logan Capital Small Cap Growth Fund
Institutional Class	Not available for purchase
Investor Class	Not available for purchase

Logan Capital Large Cap Core Fund
Institutional Class	Not available for purchase
Investor Class	Not available for purchase
(Each a “Fund,” collectively, the “Funds”)

Each a series of Advisors Series Trust

STATEMENT OF ADDITIONAL INFORMATION
August 28, 20 20

c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-215-1200

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus for the Institutional Class and Investor Class dated August 28, 20 20 , as may be revised, of the Funds, each a series of Advisors Series Trust (the “Trust”). Logan Capital Management, Inc. (the “Advisor”) is the Funds’ investment advisor. A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number above or by visiting the Funds’ website at www.logancapital.com/funds.

The Funds’ financial statements for the fiscal year ended April 30, 20 20 , are incorporated herein by reference to the Funds’ annual report dated April 30, 20 20 . Copies of the annual reports may be obtained without charge on the Funds’ website, www.logancapital.com/funds, or by calling or writing the Funds as shown above.

THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Funds.

The Logan Capital Large Cap Growth Fund (“Large Cap Growth Fund”) commenced operations on June 28, 2012. The Logan Capital International Fund (“International Fund”), Logan Capital Small Cap Growth Fund (“Small Cap Growth Fund”) and Logan Capital Large Cap Core Fund (“Large Cap Core Fund”) have not yet commenced operations as of the date of this SAI.

Registration with the SEC does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES

The discussion below supplements information contained in the Funds’ Prospectus as to the investment policies and risks of the Funds.

Diversification
Each Fund is diversified under applicable federal securities laws. This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer. However, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, the Funds are subject to the risk that their performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as diversified funds.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with a Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions, pandemics, epidemics and other similar circumstances in one or more countries or regions. Therefore it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.

Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Equity Securities
All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to other income securities in an issuer’s capital structure. Preferred stock generally does not carry voting rights. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on other income securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock

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dividends have been paid. Preferred stock also may provide that, in the event the issuer fails to make a specified number of dividend payments, the holders of the preferred stock will have the right to elect a specified number of directors to the issuer’s board. Preferred stock also may be subject to optional or mandatory redemption provisions.

Rights and Warrants. The Funds may invest in rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Small- and Medium-Sized Companies
To the extent the Funds invest in the equity securities of small- and medium-sized companies, they will be exposed to the risks of smaller sized companies. Small- and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies. Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group. In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Funds. As a result, the performance of smaller-sized company securities can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Investment Companies
The Funds may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of their investment objective, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”). This may include investments in money market mutual funds in connection with a Fund’s management of daily cash positions and temporary defensive purposes. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, a Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

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Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund, and (b) the sales load or service fee charged on a Fund’s shares is no greater than the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). In accordance with Rule 12d1-1 under the 1940 Act, the provisions of Section 12(d)(1) shall not apply to shares of money market funds purchased by the Funds, whether or not for temporary defensive purposes, provided that the Fund does not pay a sales charge, distribution fee or service fee as defined in rule 2830 of the Conduct Rules of FINRA on acquired money market fund shares (or the Advisor must waive its advisory fees in an amount necessary to offset any sales charge, distribution fee or service fee).

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, the Funds’ investments in ETFs involve duplication of advisory fees and other expenses since the Funds are investing in another investment company. In addition, the Funds’ investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Funds invest in ETFs that focus on a particular market segment or industry, the Funds are also subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Funds invest are listed on a national securities exchange and the Funds purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, the Funds are subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs’ issuers only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETFs’ issuers.

Initial Public Offerings (“IPOs”)
Each Fund may invest in IPOs of common stock or other primary or secondary syndicated offerings of equity securities issued by a corporate issuer. The purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. The Funds may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small. The impact of IPOs on a Fund’s performance may tend to diminish as the Fund’s assets grow.  In circumstances when investments in IPOs make a

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significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Foreign Investments
The Funds may make investments in securities of non-U.S. issuers (“foreign securities”) including Depositary Receipts (“DRs”), U.S. dollar-denominated securities, and securities of companies incorporated outside the United States.

Depositary Receipts. Depositary Receipts include American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs. DRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of Gross Domestic Product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could

5

have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency. Such changes will affect a Fund to the extent that the Fund is invested in ADRs comprised of foreign securities.

Taxes. The interest and dividends payable to a Fund on certain of the Fund’s foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders. A Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

In considering whether to invest in the securities of a non-U.S. company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Funds invest in non-U.S. companies, foreign countries and depositary receipts fluctuate from time to time within any limitations described in the Prospectus, depending on the Advisor’s assessment of prevailing market, economic and other conditions.

Emerging Markets. The Funds may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Brexit. In a June 2016 referendum, citizens of the United Kingdom voted to leave the European Union ("EU") (also known as “Brexit”) and on March 29, 2017, the United Kingdom gave its formal notice of withdrawal from the EU to the European Commission. On January 31, 2020, the United Kingdom officially withdrew from the EU and the two sides entered into a transition phase until December 31, 2020 where the United Kingdom will effectively remain in the EU from an economic perspective but will no longer have any political representation on the EU parliament. During the transition phase, the United Kingdom and EU will seek to negotiate and finalize a new trade deal. It is possible that the transition date could be extended for up to two years. While the outcome of negotiations for a new trade deal is uncertain, the impact on the United Kingdom and EU and the broader global economy is still unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. Brexit may have a negative impact on the economy and currency of the United Kingdom and EU as a result of anticipated, perceived or actual changes to the United Kingdom’s economic and political relations with the EU. Brexit may also have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption

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globally and introduce new legal and regulatory uncertainties. Any or all of these challenges may affect the value of the Funds' investments that are economically tied to the United Kingdom or the EU, and could have an adverse impact on the Funds' performance.

Options on Securities
An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires. The buyer of a call obtains, in exchange for a premium that is paid to the seller, or “writer,” of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium. Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases. The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option. A premium has two components: the intrinsic value and the time value. The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option. The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

Call Options on Securities. When a Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price.

To terminate its obligation on a call which it has written, the Fund which wrote the call may purchase a call in a “closing purchase transaction.” A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because the Fund which wrote the call retains the premium received. All call options written by the Funds must be “covered.” For a call to be “covered” (i) the Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (ii) the Fund must maintain cash or liquid securities adequate to purchase the security; or (iii) any combination of (i) or (ii).

When a Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price. The Fund which bought the call benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and that Fund will lose its premium payment and the right to purchase the related investment.

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Put Options on Securities. When a Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price. Buying a protective put permits that Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

When a Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because the Fund retains the premium received. All put options written by the Funds must be “covered.” For a put to be “covered,” the Fund must maintain cash or liquid securities equal to the option price.

Options on Securities Indices. The Funds may write (sell) covered call and put options on securities indices. A securities index option written by a Fund would obligate it, upon exercise of the options, to pay a cash settlement, rather than to deliver or purchase actual securities, to the option holder. Although the Fund will not ordinarily own all of the securities comprising the stock indices on which it writes call and put options, such options will usually be written on those indices which correspond most closely to the composition of the Fund’s portfolio. The Fund may purchase call and put options in order to terminate its obligations under options it has written.

When-Issued Securities
Each Fund may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Illiquid Investments and Restricted Securities
Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Each Fund has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is applied as of the date a Fund purchases an illiquid investment. It is possible that a Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.

The Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Funds' liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the Securities Act of 1933 , as amended (the "1933 Act") and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market

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opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers are neither listed on an exchange nor traded in other established markets and may be illiquid. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. A restricted security may be determined to be liquid under the Funds' liquidity risk management program established pursuant to Rule 22e-4 depending on market, trading, or investment-specific considerations related to the restricted security. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, a Fund may obtain access to material non-public information about an issuer of private placement securities, which may restrict the Fund’s ability to conduct transactions in those securities.

Lending Portfolio Securities
The Funds may lend portfolio securities in an amount not exceeding one-third of the total assets of a Fund to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies.. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Funds if the demand meets the terms of the letter.. Such terms and the issuing bank would have to be satisfactory to the Funds.. Any loan might be secured by any one or more of the three types of collateral.. he terms of the Funds’ loans must permit a Fund to reacquire loaned securities on five days’ notice or in time to vote on any serious matter and must meet certain tests under the Code.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower.. The Funds seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required.. In addition, the Funds are exposed to the risk of delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent. As well, all investments made with the collateral received are subject to the risks associated with such investments.. If such investments lose value, the Funds will have to cover the loss when repaying the collateral.

Borrowing
Though the Funds do not currently intend to borrow money, the Funds are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33-1/3% of the value of its total assets at the time of such borrowings, as allowed under the 1940 Act. The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund’s assets fluctuate in value, while the interest

9

obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Short Sales
The Funds are authorized to make short sales of securities. In a short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a “short position” in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from as little as one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position. The Fund is also required to segregate or earmark liquid assets on its books or hold an offsetting position to cover its obligation to return the security.

Short sales by a Fund create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Short-Term, Temporary, and Cash Investments
The Funds may invest in any of the following securities and instruments:

Repurchase Agreements. When a Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven (7) days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by a Fund, would exceed 15% of the value of the net assets of the Fund.

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In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, a Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In such event, instead of the contractual fixed rate of return, the rate of return to the Fund would be dependent upon intervening fluctuations of the market value of the underlying security and the accrued interest on the security. Although the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

Reverse Repurchase Agreements. Reverse repurchase agreements involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, the Fund will segregate cash, U.S. Government securities, equity securities and/or investment and non-investment grade debt securities in an amount equal to the repurchase price. Any assets held in any segregated securities, options, futures, forward contracts or other derivative transactions shall be liquid, unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are not considered borrowings for the purpose of a Fund’s limitation on borrowing when assets have been appropriately segregated as described above.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If the Funds hold instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers. See “Foreign Securities” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions

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as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Funds may make interest bearing time or other interest bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Funds may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Funds may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Rating Services, “Prime-1” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix A.

Special Risks Related to Cyber Security
The Funds and their service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and their service providers use to service the Funds’ operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber attacks against or security breakdowns of the Funds or their service providers may adversely impact the Funds and their shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Funds to process transactions; inability to calculate a Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Funds may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Funds invest, which may cause a Fund’s investment in such issuers to lose value. There can be no assurance that the Funds or their service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of a Fund’s outstanding voting

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securities” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer. (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2.	Borrow money, except in an amount not to exceed 33 1/3% of the value of its total assets, as permitted under the 1940 Act.

3.
Issue senior securities, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contracts or repurchase transactions, or except as permitted under the 1940 Act.

4.
Engage in the business of underwriting securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

5.
Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry. (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

6.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of a Fund’s ownership of securities.

7.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

8.	Make loans to others, except as permitted under the 1940 Act.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Each Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

2.	Hold, in the aggregate, more than 15% of its net assets in illiquid investments that are assets pursuant to Rule 22e-4 under the 1940 Act.

3.
With respect to the Large Cap Growth Fund, Small Cap Growth Fund and Large Cap Core Fund, make any change to a Fund’s investment policy of investing at least 80% of its net assets in investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior written notice.

PORTFOLIO TURNOVER

Although the Funds generally do not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment

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considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates.

The following table provides the portfolio turnover rates for the Large Cap Growth Fund for the fiscal years indicated below:

Portfolio Turnover Rate – Fiscal Year Ended
	April 30, 2020	April 30, 2019
Large Cap Growth Fund	12%	7%

PORTFOLIO HOLDINGS POLICY

The Advisor and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Funds’ shareholders and in the quarterly holdings report on Part F of Form N-PORT . These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Funds also disclose top ten holdings each calendar quarter with a maximum 21 day lag in a Fund fact sheet found on the Funds’ website at http://www.logancapital.com.

Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services") and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee.

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Certain of the persons listed above receive information about each Fund’s portfolio holdings on an ongoing basis. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: U.S. Bank Global Fund Services; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently, Sullivan & Worcester LLP ("Sullivan & Worcester” ) and Tait, Weller & Baker LLP, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The CCO or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Funds and their shareholders and if no material conflict of interest exists regarding such disclosure between shareholders interest and those of the Advisor, Distributor or any affiliated person of the Funds. No consideration may be received by the Funds, the Advisor, any affiliate of the Advisor or their employees in connection with the disclosure of portfolio holdings information. The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

MANAGEMENT

The overall management of the Trust’s business and affairs is invested with its Board. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent, each as defined herein. The day-to-day operations of the Trust are delegated to its officers, subject to each Fund’s investment objective, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their ages, and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

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Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During Past Five Years(3)
Gail S. Duree (age 74) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since March 2014.	Director, Alpha Gamma Delta Housing Corporation (collegiate housing management) (2012 to July 2019); Trustee and Chair (2000 to 2012), New Covenant Mutual Funds (1999 to 2012); Director and Board Member, Alpha Gamma Delta Foundation (philanthropic organization) (2005 to 2011).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
David G. Mertens (age 60) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term*; since March 2017.	Partner and Head of Business Development Ballast Equity Management, LLC (a privately-held investment advisory firm)(February 2019 to present); Managing Director and Vice President, Jensen Investment Management, Inc. (a privately-held investment advisory firm) (2002 to 2017).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During Past Five Years(3)
Joe D. Redwine (age 73) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term; since September 2008.	Retired; formerly Manager President, CEO, U.S. Bancorp Fund Services, LLC and its predecessors (May 1991 to July 2017).	4	Trustee, Advisors Series Trust (for series not affiliated with the Funds).
Raymond B. Woolson (age 61) 615 E. Michigan Street Milwaukee, WI 53202	Chairman of the Board; Trustee	Indefinite term*; since January 2020; Indefinite term* since January 2016.	President, Apogee Group, Inc. (financial consulting firm) (1998 to present).	4
Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee, DoubleLine Funds Trust (an open-end investment company with 16 portfolios), DoubleLine Opportunistic Credit Fund and Doubleline Income Solutions Fund, from 2010 to present.

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Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Jeffrey T. Rauman (age 51) 615 E. Michigan Street Milwaukee, WI 53202	President, Chief Executive Officer and Principal Executive Officer	Indefinite term; since December 2018.	Senior Vice President, Compliance and Administration, U.S. Bank Global Fund Services (February 1996 to present).
Cheryl L. King (age 59) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Treasurer and Principal Financial Officer	Indefinite term; since December 2007.	Vice President, Compliance and Administration, U.S. Bank Global Fund Services (October 1998 to present).
Kevin J. Hayden (age 49) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since September 2013.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (June 2005 to present).
Richard R. Conner (age 38) 615 E. Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite term; since December 2018.	Assistant Vice President, Compliance and Administration, U.S. Bank Global Fund Services (July 2010 to present).
Michael L. Ceccato (age 62) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term; since September 2009.	Senior Vice President, U.S. Bank Global Fund Services and Vice President, U.S. Bank N.A. (February 2008 to present).
Elaine E. Richards (age 52) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Vice President and Secretary	Indefinite term; since September 2019.	Senior Vice President, U.S. Bank Global Fund Services (July 2007 to present).

*
Under the Trust’s Agreement and Declaration of Trust, a Trustee serves during the continued lifetime of the Trust until he/she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the election and qualification of his/her successor. In addition, the Trustees have designated a mandatory retirement age of 75, such that each Trustee first elected or appointed to the Board after December 1, 2015, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
As of July 31, 20 20, the Trust was comprised of 36 active portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust. Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various

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service providers to the Trust, such as the Trust’s investment advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent. The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations. The Board has appointed a CCO who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. It has established four standing committees, an Audit Committee, a Nominating Committee, a Governance Committee and a Qualified Legal Compliance Committee (the “QLCC”), which are discussed in greater detail under “Board Committees,” below. Currently, all of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment adviser in the Trust, or with its principal underwriter. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The President, Chief Executive Officer and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust. The Trust has appointed Raymond B. Woolson, an Independent Trustee, as Chairman of the Board, and he acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually. The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust. Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Governance Committee meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

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Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years. They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Gail S. Duree. Ms. Duree has served as a trustee and chair on a mutual fund board and is experienced in financial, accounting and investment matters through her experience as past audit committee chair of a mutual fund complex as well as through her service as Treasurer of a major church from 1999 to 2009. Ms. Duree also serves as director of a collegiate housing management company and has served as a director of a philanthropic organization where she sat as chair of the finance committee. Ms. Duree serves as the Trust’s Audit Committee Financial Expert.

David G. Mertens. Mr. Mertens has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters. He currently serves as Partner and Head of Business Development of Ballast Equity Management, LLC, a privately-held investment advisory firm. Mr. Mertens also gained substantial mutual fund experience through his tenure as Managing Director and Vice President of Jensen Investment Management, Inc. (“Jensen”) from 2002 to 2017. Prior to Jensen, Mr. Mertens held various roles in sales and marketing management with Berger Financial Group, LLC from 1995 to 2002, ending as Senior Vice President of Institutional Marketing for Berger Financial Group and President of its limited purpose broker-dealer, Berger Distributors.
Joe D. Redwine. Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his experience as President and CEO of U.S. Bancorp Fund Services, LLC (now known as U.S. Bank Global Fund Services) , a full service provider to mutual funds and alternative investment products. In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

Raymond B. Woolson. Mr. Woolson has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his experience as Lead Independent Trustee and Audit Committee Chair for the DoubleLine Funds as well as through his service as President of Apogee Group, Inc., a company providing financial consulting services. Mr. Woolson also has substantial mutual fund operations, financial and investment experience through his prior service in senior and management positions in the mutual fund industry, including service as Senior Managing Director in Investment

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Management for Mass Mutual Life Insurance Company, where he oversaw fund accounting, fund administration and client services and also served as Chief Financial Officer and Treasurer for various funds and other investment products. Mr. Woolson has also served as a consultant for Coopers & Lybrand (now known as, “PricewaterhouseCoopers” or “PWC”) where he provided management consulting services to the mutual fund industry and the investment management areas of the banking and insurance industries.

Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Governance Committee. There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice. The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks. Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees. Ms. Duree is the Chairperson of the Audit Committee. The Audit Committee meets regularly with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. During the Fund’s fiscal year ended April 30, 20 20 , the Audit Committee met one time with respect to the Large Cap Growth Fund.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). During the Fund’s fiscal year ended April 30, 2020, the QLCC did not meet with respect to the Large Cap Growth Fund.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee is comprised of all of the Independent Trustees. Mr. Redwine is the Chairman of the Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on. During the Fund’s fiscal year ended April 30, 20 20 , the Nominating Committee met one time with respect to the Trust.

The Governance Committee is comprised of all of the Independent Trustees. Mr.  Mertens is the Chairman of the Governance Committee. The Governance Committee meets regularly with respect to the various series of the Trust. The Governance Committee is responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and

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making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” The Governance Committee met once with respect to the Trust during the Large Cap Growth Fund’s fiscal year ended April 30, 20 20.

Additionally, the Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of representatives from the Administrator’s staff. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed.

Trustee Ownership of Fund Shares and Other Interests

No Trustee owned shares of the Funds as of the calendar year ended December 31, 20 19.

As of December 31, 20 19 , neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Advisor, the Distributor, or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Compensation
Effective January 1, 2020, Independent Trustees each receive an annual retainer of $94,500 allocated among each of the various portfolios comprising the Trust, an additional $6,000 per regularly scheduled Board meeting, and an additional $500 per special telephonic meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. Prior to January 1, 2020, the annual retainer was $92,000. Due to the recent volatility in the securities markets caused by the COVID-19 pandemic, the Board has determined to temporarily waive its fee increase. The Board Chair, chair of the Audit Committee, and chair of the Governance Committee each receive a separate annual fee of $10,000, $5,000 and $3,000, respectively, provided that the separate fee for the chair of the Audit Committee will be waived if the same individual serves as both Board Chair and Audit Committee chair. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the compensation received by the Independent Trustees from the Fund for the fiscal year ended December 31, 2019.

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	Aggregate Compensation from the Large Cap Growth Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(1)
Gail S. Duree	$3,059	None	None	$3,059
David Mertens	$3,011	None	None	$3,011
George J. Rebhan(2)	$1,760	None	None	$1,760
Raymond B. Woolson	$3,097	None	None	$3,097
Joe D. Redwine	$2,939	None	None	$2,939

(1)
There are currently numerous portfolios comprising the Trust. The term “Fund Complex” applies only to the Funds. For the fiscal year ended April 30, 20 20 , aggregate Independent Trustees’ fees for the Trust were $579,000 .

(2)	Mr. Rebhan retired from the Board of Trustees on December 31, 2019.

CODES OF ETHICS

The Trust and the Advisor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds. The Distributor relies on the principal underwriter’s exception under Rule 17j-1(c)(3), of the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Advisor, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Advisor.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor maintains policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients. The Advisor has an agreement with an independent proxy voting agent, Broadridge, and has adopted Glass Lewis & Co.’s proxy voting policies which provide pre-determined guidelines for voting proxies. These voting guidelines remove discretion that the Advisor may have to interpret how to vote proxies in cases where the Advisor has a material conflict of interest. By adhering to these pre-determined guidelines the Advisor may remove conflicts of interest that could affect the outcome of a vote.

Voting Guidelines

Election of Directors
In analyzing directors and boards, the guidelines generally support the election of incumbent directors except when a majority of the company’s directors are not independent or where directors fail to attend at least 75% of board and committee meetings. In a contested election, the guidelines will apply the standard Glass Lewis recommendation.

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Auditor
The guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.

Compensation
The guidelines evaluate equity compensation plans based upon their specific features and will vote against plans than would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval.

The guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensation (“say-on-pay”) and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes). Further, the guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisory compensation votes.

Authorized Shares
The guidelines will not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares. The guidelines also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.

Shareholder Rights
The guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors. Similarly, the guidelines will generally vote against proposals to eliminate or reduce shareholder rights.

Mergers/Acquisitions
The guidelines undertake a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction’s likelihood of maximizing shareholder return. The guidelines examine the process used to negotiate the transaction as well as the terms of the transaction in making a voting recommendation.

Shareholder Proposals
The guidelines review and vote on shareholder proposals on a case-by-case basis. The guidelines support shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.

Governance
The guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights’ plans to a shareholder vote. The guidelines generally support reasonable, well targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company’s board of directors. However, the guidelines will vote against proposals to require separating the roles of CEO and chairman.

Compensation
The guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design. However, the guidelines will vote for reasonable and properly-targeted shareholder initiatives such

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as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to clawback unearned bonuses. The guidelines will vote against requiring companies to allow shareholders an advisory compensation vote.

Environment
The guidelines vote against proposals seeking to cease a certain practice or take certain action related to a company’s activities or operations with environmental. Further, the guidelines generally vote against proposals regarding enhanced environment disclosure and reporting, including those seeking sustainability reporting and disclosure about company’s greenhouse gas emissions, as well as advocating compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES.

Social
The guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International Labor Organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles. The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers’ rights and human rights in general. Furthermore, the guidelines oppose increased reporting and review of a company’s political and charitable spending as well as its lobbying practices.

The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Each Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-215-1200 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS,
AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a Fund. For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized. As of July 31, 20 20 , the following shareholders were considered to be either a control person or principal shareholder of the Large Cap Growth Fund:

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Large Cap Growth Fund

Institutional Class

Name and Address	Parent Company	Jurisdiction	% of Ownership	Type of Ownership
US Bank N.A., Custody FBO North Star Mutual Equity Logan P.O. Box 1787 Milwaukee, WI 53201-1787	U.S. Bancorp	DE	82.64%	Record
Wilbranch & Co. 223 West Nash Street Wilson, NC 27893-3801	N/A	N/A	12.47%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	4.65%	Record

Investor Class

Name and Address	Parent Company	Jurisdiction	% of Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	92.97%	Record

Management Ownership Information. As of July 31, 20 20, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of any of the Funds.

THE FUNDS’ INVESTMENT ADVISOR

Logan Capital Management, Inc., located at 3843 West Chester Pike, Suite 150, Newtown Square, Pennsylvania 19073, acts as investment advisor to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. Each of Messrs. Al Besse, Stephen S. Lee and Dana H. Stewardson, is a control person of the Advisor through his ownership of 30% of the Advisor.

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Funds an investment advisory fee computed daily and payable monthly, based on a percentage of each Fund’s average daily net assets as shown in the table below:

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Fund	Advisory Fee
Large Cap Growth Fund	0.65%
International Fund	0.70%
Small Cap Growth Fund	0.80%
Large Cap Core Fund	0.70%

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Funds), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Advisor, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Trust’s Board that are properly payable by the Funds; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the SAI of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of each Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

Though each Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion or all of the management fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short , extraordinary expenses) , Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses to the limits set forth in the Fees and Expenses of the Fund tables of the Prospectus. The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.

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Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts. Such recoupment may not be paid prior to a Fund’s payment of current ordinary operating expenses.

For the fiscal years shown below, the Large Cap Growth Fund paid the following fees to the Advisor:

Fiscal Year Ended
	April 30, 2020	April 30, 2019	April 30, 2018
Accrued Management Fees	$233,871	$207,779	$178,065
Management Fees Waived by Advisor	$18,911	$29,373	$40,819
Management Fees Recouped by Advisor	$67	$0	$0
Net Management Fees Paid to Advisor	$215,027	$178,406	$137,246

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares. The offering of each Fund’s shares is continuous. The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Rule 12b-1 Distribution and Service Plan

Each Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Investor Class shares of each Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets. The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services. Amounts paid under the Plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Funds’ Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of each Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials. In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor for services provided to shareholders of the Funds. The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’

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accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.

Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance the distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

For the fiscal year ended April 30, 20 20 , the Large Cap Growth Fund incurred $22,792 in Rule 12b-1 distribution-related expenditures primarily intended to result in the sale of Investor Class shares. The allocation of those fees is shown in the table below:

Large Cap Growth Fund – Investor Class Shares

Actual Rule 12b-1 Expenditures Paid by the Fund During the Fiscal Year Ended April 30, 2020
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to distributor	$4,475
Payment to dealers	$18,317
Compensation to sales personnel	$0
Interest, carrying, or other financing charges	$0
Other	$—
Total	$22,792

Shareholder Servicing Plan

Pursuant to a Shareholder Servicing Plan (the “Servicing Plan”) adopted by the Trust established by each Fund with respect to each class of the Funds, the Advisor is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”).  Under the Servicing Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provide Shareholder Servicing Activities for their clients invested in the Funds.

Shareholder Servicing Activities shall include one or more of the following:  (1) establishing and maintaining accounts and records relating for shareholders of the Funds; (2) aggregating and processing orders involving the shares of the Funds; (3) processing dividend and other distribution payments from the Funds on behalf of shareholders; (4) providing information to shareholders as to their ownership of Fund shares or about other aspects of the operations of the Funds; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Funds to shareholders; (7) assisting shareholders in changing the

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Funds’ records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to the Funds necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Advisor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules or regulations.

As compensation for the Shareholder Servicing Activities, each of the Institutional Class and Investor Class shares pays the Advisor a fee of up to 0.10% of the Class’s average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. For the fiscal years ended April 30, 2018 , April 30, 2019 , and April 30, 2020 the Large Cap Growth Fund did not incur shareholder servicing fees.

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events. The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Funds. Fund Services provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding

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those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Fund Services also acts as fund accountant, transfer agent (the “Transfer Agent”) and dividend disbursing agent under separate agreements. Additionally, the Administrator provides CCO services to the Trust under a separate agreement. The cost of the CCO’s services is allocated to the Funds and approved by the Board annually.

The Funds paid the following fees to Fund Services for administration and fund accounting services for the fiscal years ended April 30, 20 20 :

Administration and Fund Accounting Fees Paid to Fund Services
	For the Fiscal Year Ended April 30, 2020	For the Fiscal Year Ended April 30, 2019	For the Fiscal Year Ended April 30, 2018
Large Cap Growth Fund	$87,097	$86,006	$85,572

Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), the Custodian serves as the custodian of each Fund’s assets, holds each Fund’s portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties. The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds. The Administrator, Transfer Agent and Custodian (as defined below) are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Suite 2900, Philadelphia, Pennsylvania 19102, is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.

Sullivan & Worcester LLP, 1633 Broadway, 32nd Floor, New York, New York 10019, serves as legal counsel to the Trust. Sullivan & Worcester also serves as independent legal counsel to the Board of Trustees.

PORTFOLIO MANAGERS

The Large Cap Growth Fund and Small Cap Growth Fund are managed by Messrs. Al Besse, Stephen S. Lee and Dana H. Stewardson. The International Fund is managed by Messrs . Richard E. Buchwald and William T. Fitzpatrick. The growth portion of the Large Cap Core Fund is managed by Messrs. Al Besse, Stephen S. Lee and Dana H. Stewardson and the value portion of the Fund is managed by Messrs . Richard

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E. Buchwald and William T. Fitzpatrick . The following table shows the number of other accounts, not including the Funds, managed by each portfolio manager and the total assets in the accounts managed within various categories as of April 30, 20 20.

Al Besse
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	2	$56,643,156	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	613	$1,467,142,950	0	$0

Stephen S. Lee
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	2	$56,643,156	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	613	$1,467,142,950	0	$0

Dana H. Stewardson
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	2	$56,643,156	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	613	$1,467,142,950	0	$0

William T. Fitzpatrick
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	1	$19,470,472	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	559	$476,303,446	0	$0

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Richard E. Buchwald
Type of Accounts	Number of Accounts (excluding the Funds)	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Registered Investment Companies	1	$19,470,472	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	559	$476,303,446	0	$0

Advisor Material Conflicts of Interest. The Advisor does not anticipate that there will be any material conflicts of interest between the management of the Funds and its other accounts. The Advisor’s allocation policy prohibits any allocation of trades in a manner whereby any particular clients or group of clients receives more favorable treatment than other client accounts.

Advisor Compensation. Each portfolio manager receives a fixed base salary. Messrs. Besse, Lee and Stewardson, as Principals of the Advisor, each also receive a prorated portion of net profits from the firm.

Securities Owned in the Funds by the Portfolio Managers. As of April 30, 20 20, the portfolio managers beneficially owned the following securities in the Large Cap Growth Fund.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Large Cap Growth Fund
(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Al Besse	None
Stephen S. Lee	$10,001 - $50,000
Dana H. Stewardson	$10,001 - $50,000
Richard E. Buckwald	None
William T. Fitzpatrick	None

EXECUTION OF PORTFOLIO TRANSACTIONS

Throughout this section entitled “Execution of Portfolio Transactions,” “Advisor” refers to the Advisor.

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute each Fund’s portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

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In placing portfolio transactions, the Advisor will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved and the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of each Fund subject to rules adopted by FINRA and the SEC.

While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for each Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for each Fund are made independently from those of other client accounts or mutual funds managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds. In such event, the position of the Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Funds at the same time, each Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

For the fiscal years shown below, the Large Cap Growth Fund paid brokerage commissions as follows:

Fiscal Year Ended April 30,	Fiscal Year Ended April 30,	Fiscal Year Ended April 30,
2020	2019	2018
$1,371	$675	$1,355

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The following table indicates the portion of the Fund’s aggregate brokerage for the fiscal year ended April 30, 20 20 (from the tables above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$8,823,925.62	$0

The Fund did not acquire securities of its regular brokers or dealers during the fiscal year ended April 30, 20 20 .

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
You may purchase shares of a Fund from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. Each Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of a Fund. Financial Intermediaries may be authorized by the Funds’ principal underwriter to designate other brokers and financial intermediaries to accept orders on the Funds’ behalf. If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the New York Stock Exchange (“NYSE”) is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements. Each Fund will be deemed to have received a purchase order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.

The public offering price of Fund shares is the NAV per share. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order. In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of a Fund. The Advisor reserves the right to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable; their acquisition consistent with a Fund’s objective and otherwise acceptable to the Advisor and the Board.

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How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to a Fund or through your Financial Intermediary. The Fund will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, a Financial Intermediary’s authorized designee, receives the order.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone. Upon receipt of any instructions or inquiries by telephone from the shareholder, a Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options. For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners. In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine. These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

Fund Services will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If Fund Services fails to employ reasonable procedures, the Funds and Fund Services may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For additional information, contact Fund Services.

Conversion Feature
If consistent with your financial intermediary’s program, Investor Class shares of a Logan Capital Fund that have been purchased by a financial intermediary on behalf of clients participating in (i) 401(k) plans, Section 457 deferred compensation plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, or (ii) investment programs in which the clients pay an all-inclusive fee, such as a wrap fee, or other fee-based program, may be converted into Institutional Class shares of the same Logan Capital Fund if the financial intermediary satisfies any then-applicable eligibility requirements for investment in Institutional Class shares of the Fund. Any such conversion will be effected at net asset value without the imposition of any fee or other charges by the Fund. Please contact your financial intermediary about any fees that it may charge. A conversion from Investor Class shares of a Fund to Institutional Class shares of the same Fund is not expected to result in realization of a capital gain or loss for federal income tax purposes.

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DETERMINATION OF SHARE PRICE

The NAV of each Fund is determined as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open for trading. The NYSE annually announces the days on which it will not be open for trading. It is expected that the NYSE will not be open for trading on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

NAV is calculated by adding the value of all securities and other assets attributable to a Fund (including interest and dividends accrued, but not yet received), then subtracting liabilities attributable to the Fund (including accrued expenses).

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent sales price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt securities are valued on the basis of valuations provided by independent third-party pricing services, approved by the Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

The Funds’ securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, a Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated. The Advisor/or anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable or are unavailable.

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An option that is written or purchased by a Fund shall be valued using composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. For options where market quotations are not readily available, fair value shall be determined by the Trust’s Valuation Committee.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Redemptions In-Kind
The Trust has elected to be governed by Rule 18f-under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any shareholder of a Fund. Each Fund has reserved the right to pay the redemption price of its shares in excess of $250,000 or 1% of its net asset value either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold. If a shareholder receives a redemption distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. A redemption distribution, whether in cash or in-kind, is a taxable event.

No Fund intends to hold any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the Trust protocol of making such distribution by way of a pro rata distribution of securities that are traded on a public securities market or are otherwise considered liquid pursuant to the Fund’s liquidity policies and procedures. Except as otherwise may be approved by the Trustees, the securities that would not be included in an in-kind distribution include (1) unregistered securities which, if distributed, would be required to be registered under the Securities Act of 1933 (the “1933 Act”), as amended; (2) securities issued by entities in countries which (a) restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles, such as a fund, or (b) permit transfers of ownership of securities to be effected only by transactions conducted on a local stock exchange; and (3) certain Fund assets that, although they may be liquid and marketable, must be traded through the marketplace or with the counterparty to the transaction in order to effect a change in beneficial ownership.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
Distributions from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, each Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

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Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund, as a series of the Trust, has elected and intends to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to comply with all applicable requirements regarding the source of its income, diversification of its assets, and the timing and amount of distributions. Each Fund’s policy is to distribute to its shareholders all of its net income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes in any year. However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes in every year. To avoid the nondeductible 4% federal excise tax, each Fund also must distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 of such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal excise tax was paid by the Fund or by its shareholders.

In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership. Each Fund also must satisfy the following two asset diversification tests. At the end of each quarter of each taxable year, (i) at least 50% of the value of a Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. Each Fund also must distribute each taxable year sufficient dividends to its shareholders to claim a dividends-paid deduction equal to at least the sum of 90% of the Fund’s net income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

Net investment income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds. Capital losses sustained and not used in a taxable year may be carried forward indefinitely to offset income of the Fund in future years.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by a Fund, depending on the compositions of its underlying investments, may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend. The aggregate amount so reported to individual and corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for

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its taxable year. In view of each Fund’s investment policies, it is not clear to what extent dividends from domestic corporations will be part of each Fund’s gross income and therefore, whether distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholder, or for the dividends-received deduction for corporate shareholders. The dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for less than 46 days. Dividends from a Fund and gains from the sale of a Fund’s shares are subject to the federal 3.8% Medicare surtax on net investment income applicable to taxpayers in the higher income brackets.

Long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time a shareholder held his or her Fund shares. Capital gains distributions are not eligible for qualified dividend income treatment or the dividends received deduction referred to in the previous paragraph. There is no requirement that a Fund take into consideration any tax implications when implementing its investment strategy. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions generally are taxable when received or deemed to be received. However, distributions declared in October, November, or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing liability for the alternative minimum tax of a shareholder who is an individual. Shareholders should note that a Fund may make taxable distributions of income and capital gains even when share values have declined.

For taxable year beginning after 2017 and before 2025, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary dividends paid by a real estate investment trust (“REIT”) and certain income from publicly traded partnerships. Regulations recently adopted by the United States Treasury allow non-corporate shareholders of a Fund to benefit from the 20% deduction with respect to net REIT dividends received by the Fund if the Fund meets certain reporting requirements, but do not permit any such deduction with respect to publicly traded partnerships.

Each Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. If more than 50% of a Fund's assets at year end consists of foreign securities, then the Fund may elect to treat its shareholders as having paid any withheld foreign taxes themselves. If the Fund makes this election, the shareholders must include in income the amount of the foreign taxes withheld, as an additional dividend from the Fund, and will be entitled to claim a credit against United States federal income tax due in the amount of their respective shares of the withheld taxes or deduct the amount of such taxes on their personal returns, subject to the limitations provided by the Code. The Fund will provide shareholders with information regarding any such creditable taxes.

Redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon redemption or sale of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption or sale may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, each Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding

40

provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at a rate under Section 3406 of the Code on U.S. residents in the case of non-exempt shareholders who fail to furnish the Funds with their Social Security or taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, estates the income of which is subject to United States federal income taxation regardless of its source and trusts that (1) are subject to the primary supervision of a court within the United States and one or more United States persons have the authority to control all substantial decisions of the trust or (2) have a valid election in effect under applicable United States Treasury regulations to be treated as a United States person.

The Foreign Account Tax Compliance Act (“FATCA”). A 30% withholding tax on each Fund’s distributions generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. If applicable, and subject to any intergovernmental agreement, withholding under FATCA is required generally with respect to distributions from the Fund. Recently issued proposed Treasury Regulations generally eliminated withholding under FATCA on gross proceeds, which would generally include certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Funds will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

This discussion and the related discussion in the Prospectus have been prepared by Fund management. The information above is only a summary of some of the tax considerations generally affecting each Fund and its shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations. Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local or foreign taxation. No rulings with respect to tax matters of the Funds will be sought form the Internal Revenue Service. Sullivan & Worcester has expressed no opinion in respect of the foreign or tax information in the Prospectus.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money

41

laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares. The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of the Funds, and has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, each Fund offers two share classes – Institutional Class shares and Investor Class shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding

42

shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

FINANCIAL STATEMENTS

The annual report for the Large Cap Growth Fund for the fiscal year ended April 30, 20 20 , is a separate document supplied with this SAI and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI. Since the International Fund, Small Cap Growth Fund and Large Cap Core Fund have not commenced operations as of the date of this SAI, no financial statements are available for these funds.

43

APPENDIX A
Paper Ratings

Moody’s Investors Service, Inc.
Moody’s short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Standard & Poor’s Ratings Services
A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

44

PART C
(Logan Capital Funds)

OTHER INFORMATION

Item 28. Exhibits

(a)
Agreement and Declaration of Trust dated October 13, 2018, was previously filed with Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)	Investment Advisory Agreements.

(i)
Investment Advisory Agreement dated June 12, 2012, between the Trust and Logan Capital Management, Inc. was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(A)
Amendment to the Investment Advisory Agreement dated May 1, 2017, was previously filed with Post-Effective Amendment No. 850 to the Registration Statement on Form N-1A on August 24, 2018, and is incorporated herein by reference.

(e)
Distribution Agreement dated June 12, 2012, was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(i)
First Amendment dated September 20, 2012, to the Distribution Agreement was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012, and is incorporated herein by reference.

(ii) Novation Agreement - Quasar Distributors, LLC - filed herewith.
(f)	Bonus or Profit Sharing Contracts - not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 12, 2012, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(B)
Amendment dated September 20, 2012, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated June 12, 2012, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(C)
Amendment dated September 20, 2012, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 12, 2012, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(B)
Amendment dated September 20, 2012, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 452 to the Registration Statement on Form N-1A on September 24, 2012 and is incorporated herein by reference.

(iv)
Amended and Restated Operating Expenses Limitation Agreement dated December 5, 2013, was previously filed with Post-Effective Amendment No. 606 to the Registration Statement on Form N-1A on August 26, 2014 and is incorporated herein by reference.

(A)
Amendment dated August 10, 2015, to the Amended and Restated Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No.668 to the Registration Statement on Form N-1A on August 26, 2015 and is incorporated herein by reference.

(B)
Amendment dated August 22, 2016, to the Amended and Restated Operating Expenses Limitation Agreement (Logan Capital Large Cap Growth Fund), was previously filed with Post-Effective Amendment No. 735 to the Registration Statement on Form N-1A on August 24, 2016 and is incorporated herein by reference.

		(C)	Form of Amended and Restated Operating Expenses Limitation Agreement - filed herewith.

(v)
Power of Attorney (Duree, Mertens, Rebhan, Redwine and Woolson) dated December 6, 2018, was previously filed with Post-Effective Amendment No. 866 to the Trust’s Registration Statement on Form N-1A on January 23, 2019, and is incorporated herein by reference.

(vi)
Shareholder Servicing Plan dated June 12, 2012, was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(i)	Legal Opinions

(i)
Legal Opinion with respect to the Logan Capital Large Cap Growth Fund, Logan Capital International Fund, Logan Capital Small Cap Growth Fund and Logan Capital Large Cap Core Fund was previously filed with Post-Effective Amendment No. 431 to the Trust’s Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm - filed herewith.

(k)	Omitted Financial Statements - not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 431 to the Registration Statement on Form N-1A on June 25, 2012, and is incorporated herein by reference.

(n)
Amended and Restated Multiple Class (Rule 18f-3) Plan dated August 28, 2015, was previously filed with Post-Effective Amendment No. 668 to the Trust’s Registration Statement on Form N-1A on August 26, 2015, and is incorporated herein by reference.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust’s Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Code of Ethics for the Adviser dated June 11, 2015 was previously filed with Post-Effective Amendment No. 668 to the Trust’s Registration Statement on Form N-1A on August 26, 2015, and is incorporated herein by reference.

(iii) Code of Ethics for Access Persons of Quasar Distributors, LLC - not applicable

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

With respect to the Adviser (Logan Capital Management, Inc.), the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-45536), dated March 28, 2018. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Managed Portfolio Series
Aegis Funds	Manager Directed Portfolios
Allied Asset Advisors Funds	Matrix Advisors Fund Trust
Alpha Architect ETF Trust	Matrix Advisors Value Fund, Inc.
Angel Oak Funds Trust	Monetta Trust
Barrett Opportunity Fund, Inc.	Nicholas Equity Income Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Fund, Inc.
Brookfield Investment Funds	Nicholas High Income Fund, Inc.
Buffalo Funds	Nicholas II, Inc.
Chestnut Street Fund	Nicholas Ltd Edition, Inc.
Cushing® Mutual Funds Trust	North Capital Funds Trust
DoubleLine Funds Trust	Permanent Portfolio Family of Funds
ETF Series Solutions	Perritt Funds, Inc.
First American Funds, Inc.	PRIMECAP Odyssey Funds
FundX Investment Trust	Procure ETF Trust I
Glenmede Fund, Inc.	Procure ETF Trust II
Glenmede Portfolios	Professionally Managed Portfolios
GoodHaven Funds Trust	Prospector Funds, Inc.
Greenspring Fund, Inc.	Provident Mutual Funds, Inc.
Harding Loevner Funds, Inc.	RBB Fund, Inc.
Hennessy Funds Trust	RBC Funds Trust
Horizon Funds	Series Portfolios Trust
Hotchkis & Wiley Funds	Thompson IM Funds, Inc.
Intrepid Capital Management Funds Trust	TIGERSHARES Trust
Jacob Funds, Inc.	TrimTabs ETF Trust
Jensen Quality Growth Fund Inc.	Trust for Professional Managers
Kirr Marbach Partners Funds, Inc.	Trust for Advised Portfolios
Listed Funds Trust	USCA Fund Trust
LKCM Funds	USQ Core Real Estate Fund
LoCorr Investment Trust	Wall Street EWM Funds Trust
Lord Asset Management Trust	Wisconsin Capital Funds, Inc.
MainGate Trust	YCG Funds

(b)     To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Richard J. Berthy(1)	President, Treasurer & Manager	None
Teresa M.K. Cowan(2)	Vice President	None
Mark A. Fairbanks(1)	Vice President	None
Jennifer K. DiValerio(3)	Vice President	None
Jennifer E. Hoopes(1)	Secretary	None
Susan L. LaFond(2)	Chief Compliance Officer - Distribution Services	None
Jennifer A. Brunner(2)	Chief Compliance Officer - Dealer Clearing Services	None
Weston Sommers(1)	Financial Operations Principal	None
(1)This individual is located at Three Canal Plaza, Suite 100, Portland, Maine 04101.
(2) This individual is located at 111 E. Kilbourn Ave., Suite 2200, Milwaukee Wisconsin 53202.
(3)This individual is located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, Pennsylvania 19312.

(c)    Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Logan Capital Management, Inc. 3843 West Chester Pike, Suite 150 Newtown Square, PA 19073
Registrant’s Distributor	Quasar Distributors, LLC 111 E. Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 982 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 982 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of August, 2020.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 982 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	August 28, 2020
Gail S. Duree

David G. Mertens*	Trustee	August 28, 2020
David G. Mertens

Raymond B. Woolson*	Trustee	August 28, 2020
Raymond B. Woolson

Joe D. Redwine*	Trustee	August 28, 2020
Joe D. Redwine

/s/ Cheryl L. King	Vice President, Treasurer and	August 28, 2020
Cheryl L. King	Principal Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer	August 28, 2020
Jeffrey T. Rauman	and Principal Executive Officer

*By: /s/ Jeffrey T. Rauman		August 28, 2020
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.
Novation Agreement - Quasar Distributors, LLC	EX.99.e.ii
Form of Amended and Restated Operating Expenses Limitation Agreement	EX.99.h.iv.c
Consent of Independent Registered Public Accounting Firm	EX.99.j